Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2023
Other income (expenses)
Schedule of other nonoperating income, by component

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Government grants	20,879	31,531	10,361	1,459
Disposal loss of long-term investment	—	—	(10,754)	(1,515)
Impairment of long-term investments (Note 8)	(25,370)	(6,726)	(8,505)	(1,198)
Credit losses for loans receivable	(528)	(705)	(6,660)	(938)
Income from ADR profit-sharing program	2,111	2,207	1,336	188
Others	—	11	592	84
Total	(2,908)	26,318	(13,630)	(1,920)